Taxes on Income - Schedule of Carryforward Tax Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Xylo Technologies [Member]
Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	$ 55,000	$ 65,000
Eventer [Member]
Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	2,791	2,945
Charging Robotics Inc [Member]
Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	1,599	905
GERD IP [Member]
Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	4,030	3,089
Gix Internet [Member]
Schedule of Carryforward Tax Losses [Line Items]
Carryforward tax losses	$ 19,604	$ 18,971